Submission	May 20, 2026
Submission [Line Items]
Central Index Key	0000031462
Registrant Name	ECOLAB INC.
Registration File Number	333-293635
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES